Employee Benefit Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans [Abstract]
Projected benefit obligations	$ 3,162	$ 3,316
Accumulated benefit obligations	3,069	3,207
Plan assets	$ 2,249	$ 2,409